Taxes on Income (Details)		1 Months Ended	12 Months Ended
	Oct. 08, 2021	Feb. 18, 2018	Dec. 31, 2021
Taxes on Income (Details) [Line Items]
Tax rate, percentage		7.50%
Withholding tax rate, percentage			20.00%
Tax rate, percentage	15.00%
Israel [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			23.00%
U.K [Member] | Non-Israeli subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			19.00%
Germany [Member] | Non-Israeli subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			30.00%
U.S [Member] | Non-Israeli subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			21.00%
Romania [Member] | Non-Israeli subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Tax rate, percentage			16.00%